Derivative Instruments - Effect of Derivative Instruments on the Consolidated Results of Operations and Accumulated other Comprehensive Income (Detail) - Non-Designated Derivatives - USD ($)
$ in Thousands
		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments Gain Loss [Line Items]
Gains (Losses) Recognized in Income		$ (1,733)		$ (995)		$ 2,196		$ (1,755)		$ 287	$ (1,813)	$ (4,794)
Gains (Losses) Recognized in AOCI		0		0		0		0		0	0	0
Gains (Losses) Reclassified From AOCI into Income		0				0		0
Forward Currency Exchange Contracts
Derivative Instruments Gain Loss [Line Items]
Gains (Losses) Recognized in Income		(1,733)	[1]	(995)	[1]	2,196	[1]	(1,755)	[1]	287	(1,813)	(4,794)
Gains (Losses) Recognized in AOCI		0	[1]	$ 0	[1]	0	[1]	0	[1]	$ 0	$ 0	$ 0
Gains (Losses) Reclassified From AOCI into Income	[1]	$ 0				$ 0		$ 0

[1]	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.